Note 12 - Financial Instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets and liabilities designated at fair value through profit or loss
Financial Instruments designated at fair value through profit or loss
Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2019	2018	2017
ASSETS
Equity instruments				1,888
Debt securities		1,214	1,313	174
Loans and advances		-	-	648
Total assets	7.1.2	1,214	1,313	2,709
LIABILITIES
Deposits		944	976	-
Debt certificates		4,656	2,858	-
Other financial liabilities: Unit-linked products		4,410	3,159	2,222
Total liabilities		10,010	6,993	2,222